Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended											12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Texas Express NGL [Member]	Dec. 31, 2012 Texas Express NGL [Member]	Dec. 31, 2011 Texas Express NGL [Member]	Dec. 31, 2011 Taxable Income [Member] Michigan [Member]	Dec. 31, 2011 Tax Surcharge [Member] Michigan [Member]	Dec. 31, 2011 Marysville Acquisition [Member]	Jan. 04, 2011 Marysville Acquisition [Member]	Dec. 30, 2010 Marysville Acquisition [Member]	Dec. 31, 2011 Gross Receipts [Member] Michigan [Member]
Income Taxes [Line Items]
Deferred tax liabilities from acquisition											$ 35
Taxes Payable, Current									5	35
Income Taxes Paid									29
Current, state income tax expense	3	1	2						1
Texas Margin Tax Rate				0.975%	1.00%	1.00%
Michigan Business Tax							4.95%	21.99%				0.80%
Net long-term deferred tax liabilities	$ 11	$ 6